Redeemable Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Consolidated Variable Interest Entity
Ownership in Lottoitalia, which the Company fully consolidates as a variable interest entity, is as follows at December 31, 2016:

Name of entity	% Ownership
Lottomatica, S.p.A.	61.50%
Italian Gaming Holding a.s.	32.50%
Arianna 2001	4.00%
Novomatic Italia	2.00%

Summary of Reconciliation of Activity in Redeemable Non-Controlling Interest
The following table reconciles the activity in IGH's redeemable non-controlling interest in 2016:

December 31,
($ thousands)	2016

Balance at beginning of year	—
IGH capital contribution	215,684
Income allocated to IGH	7,457
Balance at end of year	223,141